Summary of Nonvested Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Weighted number of nonvested shares
Outstanding, beginning of period	357,907
Granted	286,916
Vested	(123,444)
Forfeited	(73,428)
Outstanding, end of period	447,951
Weighted average fair value per ordinary share at the grant dates
Outstanding, beginning of period	$ 21.06
Granted	$ 22.96
Vested	$ 18.27
Forfeited	$ 24.57
Outstanding, end of period	$ 22.47